Discontinued operations - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 26, 2019 CNY (¥)	Jun. 26, 2019 USD ($)
Loss from disposal of discontinued operations		$ (569,891)	$ 0
Discontinued Operations, Disposed of by Sale [Member] | Tantech Energy [Member]
Total Purchase price				¥ 6,500,000	$ 941,000
Loss from disposal of discontinued operations	$ 569,891